Share Capital (Details) - Schedule of stock option activities and related information - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock option activities and related information [Abstract]
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, Issued and outstanding	90,205,191	26,986,203